Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT3-0925
1.9867768.109
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	1,593,011	5,077,055
Interactive Media & Services - 0.1%
CAR Group Ltd	149,450	3,637,542
REA Group Ltd	20,911	3,185,394
		6,822,936
TOTAL COMMUNICATION SERVICES		11,899,991

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	449,025	24,561,465
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	222,751	9,974,101
Lottery Corp/The	880,723	3,054,685
		13,028,786
TOTAL CONSUMER DISCRETIONARY		37,590,251

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	530,746	7,066,334
Woolworths Group Ltd	483,376	9,758,443
		16,824,777
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	1,285,122	6,466,592
Woodside Energy Group Ltd	751,322	12,714,165
		19,180,757
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	1,175,749	23,072,310
Commonwealth Bank of Australia	662,178	75,176,783
National Australia Bank Ltd	1,211,817	30,073,241
Westpac Banking Corp	1,354,538	29,244,664
		157,566,998
Capital Markets - 0.3%
ASX Ltd	76,883	3,446,214
Macquarie Group Ltd	143,273	19,841,224
		23,287,438
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	94,583	2,457,272
Insurance - 0.3%
Insurance Australia Group Ltd	935,927	5,253,753
Medibank Pvt Ltd	1,089,741	3,561,715
QBE Insurance Group Ltd	597,503	8,863,493
Suncorp Group Ltd	428,523	5,744,253
		23,423,214
TOTAL FINANCIALS		206,734,922

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	25,877	5,282,868
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	1,827,106	3,374,877
Sonic Healthcare Ltd	180,588	3,188,977
		6,563,854
Health Care Technology - 0.0%
Pro Medicus Ltd	22,734	4,668,532
TOTAL HEALTH CARE		16,515,254

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	543,186	8,310,447
Passenger Airlines - 0.0%
Qantas Airways Ltd	293,394	2,034,787
Professional Services - 0.1%
Computershare Ltd	208,186	5,604,244
Trading Companies & Distributors - 0.0%
Reece Ltd	89,464	774,630
SGH Ltd	80,523	2,633,694
		3,408,324
Transportation Infrastructure - 0.2%
Transurban Group unit	1,229,965	10,884,975
TOTAL INDUSTRIALS		30,242,777

Information Technology - 0.1%
Software - 0.1%
WiseTech Global Ltd	79,430	6,016,041
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	2,008,536	50,726,053
BlueScope Steel Ltd	173,555	2,631,146
Evolution Mining Ltd	792,328	3,585,857
Fortescue Ltd	670,079	7,581,450
Glencore PLC	4,057,248	16,283,057
Northern Star Resources Ltd	537,405	5,339,296
Rio Tinto Ltd	146,888	10,446,376
Rio Tinto PLC	446,569	26,597,400
South32 Ltd	1,785,658	3,339,253
		126,529,888
Real Estate - 0.4%
Diversified REITs - 0.0%
Stockland unit	949,592	3,366,577
Industrial REITs - 0.3%
Goodman Group unit	803,713	17,969,794
Retail REITs - 0.1%
Scentre Group unit	2,061,033	4,932,545
Vicinity Ltd unit	1,534,675	2,416,346
		7,348,891
TOTAL REAL ESTATE		28,685,262

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	681,680	5,097,475
Gas Utilities - 0.0%
Apa Group unit	516,177	2,776,199
TOTAL UTILITIES		7,873,674

TOTAL AUSTRALIA		508,093,594
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	58,275	2,971,373
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	121,828	11,198,876
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	174,664	2,370,134
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	26,944	2,009,414
TOTAL AUSTRIA		18,549,797
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,498	1,685,498
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	391,127	22,486,942
Food Products - 0.0%
Lotus Bakeries NV	161	1,366,975
TOTAL CONSUMER STAPLES		23,853,917

Financials - 0.3%
Banks - 0.1%
KBC Group NV	90,871	9,515,694
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	32,858	2,759,820
Sofina SA	6,099	1,876,464
		4,636,284
Insurance - 0.1%
Ageas SA/NV	59,039	4,025,675
TOTAL FINANCIALS		18,177,653

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	50,027	10,872,945
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	28,908	2,307,967
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	19,422	2,243,036
TOTAL BELGIUM		59,141,016
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	65,516	2,434,029
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	156,039	3,867,988
CHINA - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	517,733	29,575,915
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	760,100	1,720,379
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,464,500	6,575,984
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	1,022,100	2,004,777
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	532,000	1,720,096
TOTAL INDUSTRIALS		3,724,873

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	423,000	1,203,009
TOTAL CHINA		42,800,160
DENMARK - 1.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	32,447	5,384,890
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	37,800	4,712,424
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	272,929	10,870,008
Insurance - 0.0%
Tryg A/S	134,146	3,238,414
TOTAL FINANCIALS		14,108,422

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (c)	25,372	5,462,527
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	49,905	4,557,926
Demant A/S (c)	33,839	1,288,217
		5,846,143
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,274,378	59,268,778
TOTAL HEALTH CARE		70,577,448

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	80,871	18,121,979
Building Products - 0.0%
ROCKWOOL A/S Series B	37,363	1,636,015
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	399,598	7,295,896
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,158	2,280,326
AP Moller - Maersk A/S Series B	1,682	3,321,549
		5,601,875
TOTAL INDUSTRIALS		32,655,765

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	139,431	9,076,898
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	66,537	3,135,988
TOTAL DENMARK		139,651,835
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	56,281	2,900,531
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	108,076	2,353,256
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	167,404	2,642,078
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	1,243,189	18,140,353
Insurance - 0.2%
Sampo Oyj A Shares	958,058	10,294,850
TOTAL FINANCIALS		28,435,203

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	42,886	3,440,588
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	134,492	8,278,834
Metso Oyj	246,014	3,106,512
Wartsila OYJ Abp	199,020	5,505,428
		16,890,774
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,107,287	8,628,551
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	230,457	2,375,920
UPM-Kymmene Oyj	211,196	5,473,732
		7,849,652
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	177,521	3,259,624
TOTAL FINLAND		76,400,257
FRANCE - 9.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	736,797	11,207,479
Entertainment - 0.0%
Bollore SE	280,032	1,618,635
Media - 0.1%
Publicis Groupe SA	90,567	8,276,171
TOTAL COMMUNICATION SERVICES		21,102,285

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	265,296	9,438,305
Automobiles - 0.0%
Renault SA	76,060	2,839,217
Hotels, Restaurants & Leisure - 0.1%
Accor SA	77,545	3,952,158
FDJ UNITED	43,986	1,374,389
Sodexo SA	35,008	2,082,049
		7,408,596
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	12,532	30,762,566
Kering SA	29,456	7,232,788
LVMH Moet Hennessy Louis Vuitton SE	108,846	58,429,847
		96,425,201
TOTAL CONSUMER DISCRETIONARY		116,111,319

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	79,857	8,234,761
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	214,614	3,075,638
Food Products - 0.3%
Danone SA	255,450	20,905,240
Personal Care Products - 0.6%
L'Oreal SA	71,841	31,788,461
L'Oreal SA	23,300	10,309,867
		42,098,328
TOTAL CONSUMER STAPLES		74,313,967

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	808,422	48,073,222
Financials - 1.4%
Banks - 0.9%
BNP Paribas SA	402,709	36,718,314
Credit Agricole SA	419,065	7,712,696
Societe Generale SA Series A	285,012	18,191,910
		62,622,920
Capital Markets - 0.0%
Amundi SA (d)(e)	24,385	1,810,221
Financial Services - 0.0%
Edenred SE	95,570	2,739,700
Eurazeo SE	15,906	937,547
		3,677,247
Insurance - 0.5%
AXA SA	701,104	34,052,064
TOTAL FINANCIALS		102,162,452

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	16,392	2,353,284
EssilorLuxottica SA	117,671	34,994,970
		37,348,254
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	11,554	2,320,635
Pharmaceuticals - 0.0%
Ipsen SA	14,924	1,766,142
TOTAL HEALTH CARE		41,435,031

Industrials - 2.6%
Aerospace & Defense - 1.4%
Airbus SE	235,126	47,273,295
Dassault Aviation SA	7,755	2,410,742
Safran SA	142,484	46,984,303
Thales SA	36,670	9,864,009
		106,532,349
Building Products - 0.3%
Cie de Saint-Gobain SA	177,725	20,388,106
Construction & Engineering - 0.5%
Bouygues SA	74,975	3,093,047
Eiffage SA	27,145	3,644,547
Vinci SA	195,889	27,210,723
		33,948,317
Electrical Equipment - 0.2%
Legrand SA	103,769	15,327,393
Machinery - 0.0%
Alstom SA (c)	136,962	3,212,628
Professional Services - 0.1%
Bureau Veritas SA	125,716	3,879,350
Teleperformance SE	21,323	2,085,894
		5,965,244
Trading Companies & Distributors - 0.0%
Rexel SA	88,507	2,684,691
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	13,705	1,664,111
Getlink SE Series A	119,697	2,171,912
		3,836,023
TOTAL INDUSTRIALS		191,894,751

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	64,411	9,589,283
Software - 0.1%
Dassault Systemes SE	265,200	8,712,153
TOTAL INFORMATION TECHNOLOGY		18,301,436

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	172,993	34,034,050
Air Liquide SA	55,880	10,993,640
Arkema SA	22,573	1,543,042
		46,570,732
Real Estate - 0.2%
Diversified REITs - 0.0%
Covivio SA/France	22,084	1,435,269
Office REITs - 0.0%
Gecina SA	18,219	1,792,229
Retail REITs - 0.2%
Klepierre SA	85,132	3,260,443
Unibail-Rodamco-Westfield unit	48,104	4,679,359
		7,939,802
TOTAL REAL ESTATE		11,167,300

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	545,619	12,264,553
Engie SA	177,100	3,980,896
Veolia Environnement SA	249,111	8,442,145
		24,687,594
TOTAL FRANCE		695,820,089
GERMANY - 9.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	1,381,176	49,537,152
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	24,691	2,796,603
Interactive Media & Services - 0.1%
Scout24 SE (d)(e)	29,677	3,976,032
TOTAL COMMUNICATION SERVICES		56,309,787

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	43,528	3,735,496
Automobiles - 0.4%
Bayerische Motoren Werke AG	114,712	10,980,675
Mercedes-Benz Group AG	285,761	16,179,869
		27,160,544
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	88,835	2,607,455
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	67,664	12,976,511
TOTAL CONSUMER DISCRETIONARY		46,480,006

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	41,120	2,924,057
Personal Care Products - 0.0%
Beiersdorf AG	39,253	4,877,668
TOTAL CONSUMER STAPLES		7,801,725

Financials - 2.2%
Banks - 0.2%
Commerzbank AG	351,574	12,854,969
Capital Markets - 0.6%
Deutsche Bank AG	732,365	24,224,937
Deutsche Boerse AG	74,509	21,561,967
		45,786,904
Insurance - 1.4%
Allianz SE	152,804	60,384,787
Hannover Rueck SE	23,860	7,253,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,928	34,650,429
Talanx AG	25,545	3,399,118
		105,688,148
TOTAL FINANCIALS		164,330,021

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	133,903	7,212,371
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	87,076	4,416,621
Fresenius SE & Co KGaA	167,152	8,007,847
		12,424,468
Pharmaceuticals - 0.2%
Bayer AG	388,739	12,090,466
Merck KGaA	51,140	6,391,705
		18,482,171
TOTAL HEALTH CARE		38,119,010

Industrials - 2.6%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	21,298	9,192,256
Rheinmetall AG	17,689	35,015,346
		44,207,602
Air Freight & Logistics - 0.2%
Deutsche Post AG	379,866	17,020,178
Electrical Equipment - 0.4%
Siemens Energy AG (c)	268,839	31,125,850
Industrial Conglomerates - 1.1%
Siemens AG	300,727	76,596,181
Machinery - 0.2%
Daimler Truck Holding AG	188,002	9,189,086
Gea Group Ag	57,962	4,173,827
Knorr-Bremse AG	28,704	2,877,703
Rational AG	2,025	1,570,277
		17,810,893
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	237,083	2,041,098
Trading Companies & Distributors - 0.0%
Brenntag SE	48,562	3,022,550
TOTAL INDUSTRIALS		191,824,352

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	516,744	20,299,339
Software - 1.6%
Nemetschek SE	22,851	3,418,768
SAP SE	413,194	118,155,220
		121,573,988
TOTAL INFORMATION TECHNOLOGY		141,873,327

Materials - 0.6%
Chemicals - 0.4%
BASF SE	353,165	17,308,410
Covestro AG	71,047	4,816,083
Evonik Industries AG	101,416	2,021,906
Symrise AG	52,542	4,762,791
		28,909,190
Construction Materials - 0.2%
Heidelberg Materials AG	52,953	12,215,979
TOTAL MATERIALS		41,125,169

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	29,467	2,345,535
Vonovia SE	293,038	9,122,840
		11,468,375
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	250,183	10,263,817
Multi-Utilities - 0.3%
E.ON SE	888,379	16,206,922
TOTAL UTILITIES		26,470,739

TOTAL GERMANY		725,802,511
HONG KONG - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,500,000	2,361,865
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,300,000	3,303,757
Financials - 1.3%
Banks - 0.1%
Hang Seng Bank Ltd	297,900	4,339,421
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	24,378	3,746,411
Hong Kong Exchanges & Clearing Ltd	476,560	25,790,861
		29,537,272
Insurance - 0.8%
AIA Group Ltd	4,231,800	39,458,032
Prudential PLC	1,032,465	13,098,044
		52,556,076
TOTAL FINANCIALS		86,432,769

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	615,690	2,214,803
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	63,461	3,446,021
Swire Pacific Ltd A Shares	140,500	1,270,027
		4,716,048
Machinery - 0.1%
Techtronic Industries Co Ltd	580,000	6,935,439
TOTAL INDUSTRIALS		13,866,290

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	761,425	3,489,003
Henderson Land Development Co Ltd	575,021	2,012,158
Hongkong Land Holdings Ltd (Singapore)	436,620	2,637,505
Sino Land Co Ltd	1,427,608	1,645,603
Sun Hung Kai Properties Ltd	573,500	6,811,731
Wharf Real Estate Investment Co Ltd	661,000	2,098,552
		18,694,552
Retail REITs - 0.0%
Link REIT	1,028,673	5,731,514
TOTAL REAL ESTATE		24,426,066

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	249,500	1,757,226
CLP Holdings Ltd	650,000	5,641,857
Power Assets Holdings Ltd	548,000	3,608,086
		11,007,169
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	4,430,074	3,954,121
TOTAL UTILITIES		14,961,290

TOTAL HONG KONG		145,352,037
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	65,310	6,048,253
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	829,213	6,541,376
Bank of Ireland Group PLC	389,804	5,251,387
		11,792,763
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	61,221	5,075,722
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	72,843	7,812,412
TOTAL INDUSTRIALS		12,888,134

TOTAL IRELAND		30,729,150
ISRAEL - 0.8%
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	496,526	9,353,524
Bank Leumi Le-Israel BM	593,399	11,015,976
Israel Discount Bank Ltd Class A	486,495	4,669,630
Mizrahi Tefahot Bank Ltd	61,531	3,812,408
		28,851,538
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	453,844	7,011,890
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	10,613	4,898,212
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (c)	20,926	2,846,564
Software - 0.2%
Check Point Software Technologies Ltd (c)	34,305	6,387,591
Nice Ltd (c)	25,028	3,927,983
		10,315,574
TOTAL INFORMATION TECHNOLOGY		13,162,138

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	306,377	1,916,322
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	16,793	1,658,341
TOTAL ISRAEL		57,498,441
ITALY - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	110,623	1,307,876
Telecom Italia SpA/Milano (c)	4,246,038	1,956,160
		3,264,036
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	49,877	21,931,135
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	92,428	4,951,176
TOTAL CONSUMER DISCRETIONARY		26,882,311

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	86,260	4,495,254
Davide Campari-Milano NV (b)	243,602	1,684,672
		6,179,926
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	871,608	14,876,041
Financials - 1.7%
Banks - 1.4%
Banco BPM SpA	449,661	5,747,315
BPER Banca SPA	578,692	5,703,243
FinecoBank Banca Fineco SpA	241,996	5,169,824
Intesa Sanpaolo SpA	5,988,073	36,079,738
Mediobanca Banca di Credito Finanziario SpA	197,834	4,366,356
UniCredit SpA	554,725	40,813,252
		97,879,728
Financial Services - 0.0%
Banca Mediolanum SpA	88,481	1,565,105
Nexi SpA (d)(e)	194,712	1,113,249
		2,678,354
Insurance - 0.3%
Generali	341,555	12,753,686
Poste Italiane Spa (d)(e)	180,887	3,914,912
Unipol Assicurazioni SpA	141,950	2,853,512
		19,522,110
TOTAL FINANCIALS		120,080,192

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	8,855	866,026
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	45,512	2,617,690
TOTAL HEALTH CARE		3,483,716

Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	160,139	8,631,996
Electrical Equipment - 0.1%
Prysmian SpA	111,188	8,879,865
Passenger Airlines - 0.2%
Ryanair Holdings PLC	336,420	9,891,657
TOTAL INDUSTRIALS		27,403,518

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,218,309	28,379,993
Terna - Rete Elettrica Nazionale	556,738	5,369,973
		33,749,966
Gas Utilities - 0.0%
Snam SpA	797,921	4,620,321
TOTAL UTILITIES		38,370,287

TOTAL ITALY		240,540,027
JAPAN - 21.3%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.2%
NTT Inc	11,824,000	11,940,604
Entertainment - 0.7%
Capcom Co Ltd	137,100	3,489,981
Konami Group Corp	39,700	5,389,625
Nexon Co Ltd	130,210	2,382,588
Nintendo Co Ltd	436,800	36,507,286
Toho Co Ltd/Tokyo	44,270	2,793,137
		50,562,617
Interactive Media & Services - 0.0%
LY Corp	1,132,200	4,138,379
Media - 0.0%
Dentsu Group Inc	78,900	1,555,955
Wireless Telecommunication Services - 0.9%
KDDI Corp	1,214,200	19,926,985
SoftBank Corp	11,327,700	16,366,681
SoftBank Group Corp	378,100	28,871,322
		65,164,988
TOTAL COMMUNICATION SERVICES		133,362,543

Consumer Discretionary - 3.6%
Automobile Components - 0.4%
Aisin Corp	208,070	2,875,532
Bridgestone Corp	225,900	9,137,700
Denso Corp	748,700	10,157,932
Sumitomo Electric Industries Ltd	282,700	7,015,116
		29,186,280
Automobiles - 1.4%
Honda Motor Co Ltd	1,671,400	17,303,845
Isuzu Motors Ltd	211,800	2,714,432
Nissan Motor Co Ltd (b)(c)	881,800	1,869,681
Subaru Corp	232,100	4,269,670
Suzuki Motor Corp	621,900	6,833,172
Toyota Motor Corp	3,749,950	66,702,645
Yamaha Motor Co Ltd (b)	365,500	2,643,598
		102,337,043
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	150,800	5,045,205
Rakuten Group Inc (c)	597,200	3,021,663
		8,066,868
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	427,500	8,802,448
Zensho Holdings Co Ltd	38,200	2,010,217
		10,812,665
Household Durables - 1.0%
Panasonic Holdings Corp	922,600	8,727,169
Sekisui House Ltd	236,100	4,952,629
Sony Group Corp	2,433,400	58,531,341
		72,211,139
Leisure Products - 0.1%
Bandai Namco Holdings Inc	235,000	7,599,177
Shimano Inc	30,000	3,281,879
		10,881,056
Specialty Retail - 0.4%
Fast Retailing Co Ltd	75,600	23,060,248
Nitori Holdings Co Ltd (b)	31,700	2,684,572
Sanrio Co Ltd	70,700	2,900,975
ZOZO Inc	160,500	1,588,849
		30,234,644
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	261,527	6,148,316
TOTAL CONSUMER DISCRETIONARY		269,878,011

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	571,800	7,253,901
Kirin Holdings Co Ltd	307,400	4,050,817
Suntory Beverage & Food Ltd	55,000	1,660,764
		12,965,482
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	293,700	9,381,618
Kobe Bussan Co Ltd	59,500	1,584,445
MatsukiyoCocokara & Co	131,600	2,702,365
Seven & i Holdings Co Ltd	876,000	11,548,479
		25,216,907
Food Products - 0.2%
Ajinomoto Co Inc	358,100	9,474,051
Kikkoman Corp	268,500	2,358,763
MEIJI Holdings Co Ltd	94,900	1,918,971
Nissin Foods Holdings Co Ltd	77,800	1,475,720
Yakult Honsha Co Ltd	101,500	1,632,885
		16,860,390
Household Products - 0.0%
Unicharm Corp	442,200	3,058,763
Personal Care Products - 0.1%
Kao Corp	184,400	8,297,351
Shiseido Co Ltd	158,300	2,573,250
		10,870,601
Tobacco - 0.2%
Japan Tobacco Inc	474,800	13,560,112
TOTAL CONSUMER STAPLES		82,532,255

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,080,100	5,669,051
Idemitsu Kosan Co Ltd	322,415	2,072,682
Inpex Corp	348,800	4,966,479
		12,708,212
Financials - 3.5%
Banks - 2.1%
Chiba Bank Ltd/The	223,100	2,079,450
Concordia Financial Group Ltd	407,600	2,702,891
Japan Post Bank Co Ltd	713,084	7,958,942
Mitsubishi UFJ Financial Group Inc	4,536,400	62,524,152
Mizuho Financial Group Inc	944,920	27,716,073
Resona Holdings Inc	821,620	7,480,034
Sumitomo Mitsui Financial Group Inc	1,460,200	36,835,898
Sumitomo Mitsui Trust Group Inc	254,000	6,658,550
		153,955,990
Capital Markets - 0.3%
Daiwa Securities Group Inc	527,800	3,674,468
Japan Exchange Group Inc	392,700	3,837,615
Nomura Holdings Inc	1,189,200	7,856,209
SBI Holdings Inc	110,900	4,119,698
		19,487,990
Financial Services - 0.1%
Mitsubishi HC Capital Inc	348,300	2,574,506
ORIX Corp	460,200	10,337,493
		12,911,999
Insurance - 1.0%
Dai-ichi Life Holdings Inc	1,391,000	11,005,846
Japan Post Holdings Co Ltd	705,800	6,536,182
Japan Post Insurance Co Ltd	75,800	1,940,829
Ms&Ad Insurance Group Holdings Inc	509,100	10,877,472
Sompo Holdings Inc	352,700	10,400,084
T&D Holdings Inc	193,700	4,729,909
Tokio Marine Holdings Inc	727,000	29,191,176
		74,681,498
TOTAL FINANCIALS		261,037,477

Health Care - 1.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	136,900	17,271,687
Olympus Corp	450,700	5,384,537
Sysmex Corp	199,300	3,237,799
Terumo Corp	527,300	8,941,567
		34,835,590
Health Care Technology - 0.0%
M3 Inc	174,700	2,148,600
Pharmaceuticals - 1.0%
Astellas Pharma Inc	716,100	7,424,971
Chugai Pharmaceutical Co Ltd	265,800	12,741,641
Daiichi Sankyo Co Ltd	679,600	16,671,899
Eisai Co Ltd	103,900	2,913,915
Kyowa Kirin Co Ltd	93,600	1,597,717
Ono Pharmaceutical Co Ltd	148,000	1,655,051
Otsuka Holdings Co Ltd	174,700	8,317,416
Shionogi & Co Ltd	299,200	5,003,916
Takeda Pharmaceutical Co Ltd	629,503	17,292,317
		73,618,843
TOTAL HEALTH CARE		110,603,033

Industrials - 5.4%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	126,700	1,405,662
Building Products - 0.2%
Agc Inc	77,430	2,330,230
Daikin Industries Ltd	104,400	12,836,590
		15,166,820
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	155,640	2,396,773
Secom Co Ltd	166,200	5,968,782
TOPPAN Holdings Inc	94,600	2,549,304
		10,914,859
Construction & Engineering - 0.2%
Kajima Corp	167,300	4,190,975
Obayashi Corp	256,900	3,782,919
Taisei Corp	61,600	3,683,304
		11,657,198
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	53,200	2,645,009
Fujikura Ltd	99,500	6,754,302
Mitsubishi Electric Corp	752,600	16,927,664
NIDEC CORP	330,300	6,337,230
		32,664,205
Ground Transportation - 0.3%
Central Japan Railway Co	305,700	7,126,534
East Japan Railway Co	359,100	7,697,016
Hankyu Hanshin Holdings Inc	90,100	2,348,155
Tokyo Metro Co Ltd (b)	115,000	1,239,164
Tokyu Corp	197,800	2,226,579
West Japan Railway Co	177,100	3,877,470
		24,514,918
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	7,000	1,882,012
Hitachi Ltd	1,812,400	55,460,623
Sekisui Chemical Co Ltd	149,500	2,593,097
		59,935,732
Machinery - 1.3%
Daifuku Co Ltd	127,800	3,235,412
FANUC Corp	374,200	10,416,591
Hoshizaki Corp	43,000	1,472,440
IHI Corp	58,100	6,469,829
Komatsu Ltd	357,500	11,517,900
Kubota Corp	387,100	4,341,036
Makita Corp	94,220	2,916,875
MINEBEA MITSUMI Inc	143,610	2,260,189
Mitsubishi Heavy Industries Ltd	1,268,200	30,280,047
SMC Corp	22,700	7,899,000
Toyota Industries Corp	64,470	6,893,947
		87,703,266
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	139,100	1,965,050
Mitsui OSK Lines Ltd	136,400	4,584,720
Nippon Yusen KK	173,300	6,077,597
		12,627,367
Passenger Airlines - 0.0%
ANA Holdings Inc (b)	63,200	1,171,890
Japan Airlines Co Ltd	57,100	1,133,863
		2,305,753
Professional Services - 0.4%
Recruit Holdings Co Ltd	556,900	33,041,526
Trading Companies & Distributors - 1.5%
ITOCHU Corp	470,300	24,668,466
Marubeni Corp	558,600	11,436,637
Mitsubishi Corp	1,352,900	26,683,780
Mitsui & Co Ltd	977,200	19,892,512
MonotaRO Co Ltd	99,200	1,766,447
Sumitomo Corp	431,300	11,023,931
Toyota Tsusho Corp	252,220	5,780,463
		101,252,236
TOTAL INDUSTRIALS		393,189,542

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	77,000	27,853,323
Kyocera Corp	508,000	5,996,622
Murata Manufacturing Co Ltd	660,200	9,826,473
Omron Corp	69,400	1,788,768
Shimadzu Corp	93,700	2,074,208
TDK Corp	769,200	9,371,118
Yokogawa Electric Corp	90,400	2,409,530
		59,320,042
IT Services - 0.7%
Fujitsu Ltd	696,600	15,174,677
NEC Corp	485,800	13,950,179
Nomura Research Institute Ltd	149,520	5,916,574
NTT Data Group Corp	111,000	2,894,655
Obic Co Ltd	128,100	4,560,691
Otsuka Corp	90,200	1,709,035
SCSK Corp	61,900	1,926,013
TIS Inc	84,100	2,682,952
		48,814,776
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	303,200	20,162,540
Disco Corp	36,500	10,786,725
Lasertec Corp	31,700	3,193,735
Renesas Electronics Corp	666,200	8,103,033
SCREEN Holdings Co Ltd	32,200	2,511,919
Tokyo Electron Ltd	177,300	28,186,949
		72,944,901
Software - 0.0%
Oracle Corp Japan	15,200	1,643,794
Trend Micro Inc/Japan	50,200	3,061,119
		4,704,913
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	369,400	10,491,937
FUJIFILM Holdings Corp	443,000	9,188,808
Ricoh Co Ltd	214,200	1,878,211
		21,558,956
TOTAL INFORMATION TECHNOLOGY		207,343,588

Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	486,400	3,384,254
Mitsubishi Chemical Group Corp	536,400	2,921,650
Nippon Paint Holdings Co Ltd	375,200	3,180,774
Nippon Sanso Holdings Corp	68,600	2,427,997
Nitto Denko Corp	279,700	5,788,087
Shin-Etsu Chemical Co Ltd	712,900	20,515,065
Toray Industries Inc	548,700	3,753,031
		41,970,858
Metals & Mining - 0.1%
JFE Holdings Inc	227,700	2,635,187
Nippon Steel Corp	382,700	7,370,044
Sumitomo Metal Mining Co Ltd	97,830	2,151,800
		12,157,031
TOTAL MATERIALS		54,127,889

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	3,029	2,778,588
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	23,200	2,375,163
Daiwa House Industry Co Ltd	221,800	7,332,914
Hulic Co Ltd	182,300	1,738,724
Mitsubishi Estate Co Ltd	420,700	7,876,525
Mitsui Fudosan Co Ltd	1,045,900	9,348,569
Sumitomo Realty & Development Co Ltd	122,500	4,474,823
		33,146,718
TOTAL REAL ESTATE		35,925,306

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	254,960	3,118,350
Kansai Electric Power Co Inc/The	375,000	4,502,416
		7,620,766
Gas Utilities - 0.1%
Osaka Gas Co Ltd	143,930	3,641,623
Tokyo Gas Co Ltd	130,800	4,380,309
		8,021,932
TOTAL UTILITIES		15,642,698

TOTAL JAPAN		1,576,350,554
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	75,561	2,266,992
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	84,123	1,623,380
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	46,852	3,599,432
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	185,598	5,828,858
TOTAL LUXEMBOURG		11,051,670
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	866,000	4,223,191
Sands China Ltd	960,800	2,325,875

TOTAL MACAU		6,549,066
NETHERLANDS - 4.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,538,824	6,874,701
Entertainment - 0.2%
Universal Music Group NV	435,350	12,523,680
TOTAL COMMUNICATION SERVICES		19,398,381

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	51,287	3,476,606
Heineken NV	113,960	8,981,333
		12,457,939
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	361,242	14,263,828
Food Products - 0.0%
JDE Peet's NV	67,609	2,012,213
TOTAL CONSUMER STAPLES		28,733,980

Financials - 1.0%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	181,297	5,246,886
ING Groep NV	1,245,401	29,024,626
		34,271,512
Capital Markets - 0.0%
Euronext NV (d)(e)	30,934	4,998,746
Financial Services - 0.3%
Adyen NV (c)(d)(e)	9,970	17,100,066
EXOR NV	34,977	3,382,860
		20,482,926
Insurance - 0.2%
Aegon Ltd	523,201	3,739,073
ASR Nederland NV	58,534	3,898,390
NN Group NV	106,441	7,186,193
		14,823,656
TOTAL FINANCIALS		74,576,840

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (c)	24,161	16,227,248
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	329,279	8,599,237
TOTAL HEALTH CARE		24,826,485

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	42,941	2,050,338
Wolters Kluwer NV	94,379	14,723,317
		16,773,655
Trading Companies & Distributors - 0.0%
IMCD NV	23,389	2,570,928
TOTAL INDUSTRIALS		19,344,583

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	18,543	9,046,444
ASML Holding NV	155,836	109,033,731
BE Semiconductor Industries NV	32,109	4,364,156
		122,444,331
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	67,578	4,243,997
TOTAL NETHERLANDS		293,568,597
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	368,314	2,514,887
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	231,978	5,026,343
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	667,973	2,963,428
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	64,929	7,477,265
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	317,667	1,702,493
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	517,462	1,739,646
TOTAL UTILITIES		3,442,139

TOTAL NEW ZEALAND		21,424,062
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	243,651	3,740,065
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	184,156	3,446,680
Orkla ASA	277,382	2,924,414
Salmar ASA	26,463	1,075,034
		7,446,128
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	125,043	3,027,291
Equinor ASA	331,525	8,516,076
		11,543,367
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	354,350	8,990,106
Insurance - 0.0%
Gjensidige Forsikring ASA	79,139	2,086,654
TOTAL FINANCIALS		11,076,760

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	174,028	5,213,922
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	556,468	3,298,181
TOTAL NORWAY		42,318,423
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	89,031	1,282,219
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	112,053	2,736,522
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	165,103	3,152,683
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	1,241,692	5,364,834
TOTAL PORTUGAL		11,254,039
SINGAPORE - 1.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,940,600	8,763,421
Entertainment - 0.3%
Sea Ltd Class A ADR (c)	151,370	23,712,111
TOTAL COMMUNICATION SERVICES		32,475,532

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,392,800	1,349,741
Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	842,905	30,938,396
Oversea-Chinese Banking Corp Ltd	1,339,864	17,363,521
United Overseas Bank Ltd	499,672	13,882,256
		62,184,173
Capital Markets - 0.1%
Singapore Exchange Ltd	339,200	4,159,136
TOTAL FINANCIALS		66,343,309

Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	617,800	4,156,117
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	938,894	4,591,192
Industrial Conglomerates - 0.0%
Keppel Ltd	576,300	3,744,131
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	589,090	3,076,915
TOTAL INDUSTRIALS		15,568,355

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	267,915	6,865,495
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,315,295	3,909,290
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,480,089	3,169,059
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	926,465	1,973,188
TOTAL REAL ESTATE		9,051,537

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	353,700	2,103,132
TOTAL SINGAPORE		133,757,101
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	442,839	12,460,653
SPAIN - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	195,683	6,922,717
Telefonica SA	1,458,369	7,526,349
		14,449,066
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	178,260	14,325,563
Specialty Retail - 0.3%
Industria de Diseno Textil SA	431,633	20,617,846
TOTAL CONSUMER DISCRETIONARY		34,943,409

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	457,974	6,943,696
Financials - 1.6%
Banks - 1.6%
Banco Bilbao Vizcaya Argentaria SA	2,280,493	38,034,673
Banco de Sabadell SA	2,131,873	7,885,008
Banco Santander SA	5,995,739	51,508,145
Bankinter SA	266,757	3,805,289
CaixaBank SA	1,561,491	14,690,994
		115,924,109
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	118,032	1,767,239
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	71,868	4,953,752
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	296,770	7,991,011
TOTAL INDUSTRIALS		12,944,763

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA (b)	9,768	1,874,966
Endesa SA	125,682	3,635,907
Iberdrola SA	2,511,482	44,142,663
Redeia Corp SA	160,576	3,106,076
		52,759,612
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	124,811	1,467,073
TOTAL UTILITIES		54,226,685

TOTAL SPAIN		241,198,967
SWEDEN - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	933,546	3,300,562
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	216,620	3,348,020
TOTAL COMMUNICATION SERVICES		6,648,582

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	58,675	5,229,008
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	224,143	3,019,576
TOTAL CONSUMER DISCRETIONARY		8,248,584

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	238,356	5,880,223
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	627,915	10,994,165
Svenska Handelsbanken AB A Shares	577,151	7,032,226
Swedbank AB A1 Shares	335,945	8,960,364
		26,986,755
Capital Markets - 0.1%
EQT AB	147,331	4,947,029
Financial Services - 0.3%
Industrivarden AB A Shares	47,159	1,749,690
Industrivarden AB C Shares	61,263	2,269,220
Investor AB B Shares	684,881	19,904,349
L E Lundbergforetagen AB B Shares	30,073	1,470,279
		25,393,538
TOTAL FINANCIALS		57,327,322

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	77,477	2,133,749
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	126,744	6,894,116
Building Products - 0.2%
Assa Abloy AB B Shares	396,602	13,123,660
Nibe Industrier AB B Shares	599,672	2,763,971
		15,887,631
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	194,605	2,892,460
Construction & Engineering - 0.0%
Skanska AB B Shares	134,655	3,137,606
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	58,588	1,499,226
Lifco AB B Shares	92,240	3,294,134
		4,793,360
Machinery - 1.0%
Alfa Laval AB	114,485	4,987,905
Atlas Copco AB A Shares	1,062,856	16,185,582
Atlas Copco AB B Shares	617,628	8,369,217
Epiroc AB A Shares	260,768	5,315,653
Epiroc AB B Shares	154,308	2,771,136
Indutrade AB	108,120	2,633,073
Sandvik AB	421,899	10,309,088
SKF AB B Shares	134,985	3,153,568
Trelleborg AB B Shares	80,086	2,914,078
Volvo AB B Shares	628,553	18,051,919
		74,691,219
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	102,852	3,467,187
Beijer Ref AB B Shares	152,306	2,557,817
		6,025,004
TOTAL INDUSTRIALS		114,321,396

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,099,175	7,983,953
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	821,531	9,027,048
TOTAL INFORMATION TECHNOLOGY		17,011,001

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	112,466	3,456,957
Paper & Forest Products - 0.1%
Holmen AB B Shares	30,161	1,121,496
Svenska Cellulosa AB SCA B Shares	240,385	3,016,707
		4,138,203
TOTAL MATERIALS		7,595,160

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (c)	284,110	1,924,202
Sagax AB B Shares	86,964	1,844,240
		3,768,442
TOTAL SWEDEN		222,934,459
SWITZERLAND - 4.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,249	7,135,500
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	34,784	1,808,196
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	212,718	34,731,814
Swatch Group AG/The	11,450	2,025,016
		36,756,830
TOTAL CONSUMER DISCRETIONARY		38,565,026

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (b)	1,412	1,719,531
Chocoladefabriken Lindt & Spruengli AG	42	6,153,278
Chocoladefabriken Lindt & Spruengli AG	376	5,545,682
		13,418,491
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	11,919	1,383,030
Capital Markets - 0.9%
Julius Baer Group Ltd	81,514	5,515,589
Partners Group Holding AG	8,980	12,177,864
UBS Group AG	1,301,429	48,772,544
		66,465,997
Insurance - 0.8%
Baloise Holding AG	16,310	3,921,629
Helvetia Holding AG	14,687	3,549,471
Swiss Life Holding AG	11,367	11,836,514
Zurich Insurance Group AG	57,912	39,502,162
		58,809,776
TOTAL FINANCIALS		126,658,803

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,055	5,488,737
Straumann Holding AG	44,167	5,381,303
		10,870,040
Life Sciences Tools & Services - 0.4%
Lonza Group AG	28,579	19,918,678
Pharmaceuticals - 0.2%
Galderma Group AG	51,773	8,126,879
Sandoz Group AG	165,400	9,515,718
		17,642,597
TOTAL HEALTH CARE		48,431,315

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	13,228	10,162,231
Electrical Equipment - 0.6%
ABB Ltd	625,798	40,863,431
Machinery - 0.2%
Schindler Holding AG	16,111	5,855,300
Schindler Holding AG	9,290	3,276,805
VAT Group AG (d)(e)	10,684	3,781,656
		12,913,761
Marine Transportation - 0.0%
Kuehne + Nagel International AG	19,113	3,912,017
Professional Services - 0.1%
SGS SA	63,737	6,497,289
TOTAL INDUSTRIALS		74,348,729

Information Technology - 0.1%
Software - 0.0%
Temenos AG	22,309	2,009,115
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	60,183	5,641,531
TOTAL INFORMATION TECHNOLOGY		7,650,646

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	73,588	7,070,303
EMS-Chemie Holding AG	2,776	2,195,851
Givaudan SA	3,654	15,344,776
Sika AG	60,326	14,235,710
		38,846,640
Containers & Packaging - 0.0%
SIG Group AG (b)	121,010	1,966,552
TOTAL MATERIALS		40,813,192

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	31,748	4,401,139
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,357	1,865,342
TOTAL SWITZERLAND		363,288,183
UNITED KINGDOM - 11.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,363,912	6,465,456
Interactive Media & Services - 0.1%
Auto Trader Group PLC (d)(e)	347,897	3,840,712
Media - 0.1%
Informa PLC	521,948	5,984,595
WPP PLC	426,875	2,311,267
		8,295,862
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	7,892,613	8,557,152
TOTAL COMMUNICATION SERVICES		27,159,182

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	46,184	7,508,226
Diversified Consumer Services - 0.0%
Pearson PLC	236,302	3,341,536
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	671,662	23,601,851
Entain PLC	240,408	3,244,797
InterContinental Hotels Group PLC	58,672	6,749,638
Whitbread PLC	69,844	2,816,071
		36,412,357
Household Durables - 0.0%
Barratt Redrow PLC	543,384	2,684,617
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,025,112	1,156,970
Kingfisher PLC	705,581	2,508,908
		3,665,878
TOTAL CONSUMER DISCRETIONARY		53,612,614

Consumer Staples - 2.5%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	91,164	8,835,615
Diageo PLC	880,525	21,341,778
		30,177,393
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	695,586	2,787,110
Marks & Spencer Group PLC	813,229	3,734,829
Tesco PLC	2,662,399	14,958,480
		21,480,419
Food Products - 0.0%
Associated British Foods PLC	128,961	3,734,130
Household Products - 0.3%
Reckitt Benckiser Group PLC	269,810	20,221,124
Personal Care Products - 0.8%
Unilever PLC	989,847	57,431,388
Tobacco - 0.7%
British American Tobacco PLC	783,855	41,996,878
Imperial Brands PLC	309,537	12,065,563
		54,062,441
TOTAL CONSUMER STAPLES		187,106,895

Financials - 3.4%
Banks - 2.4%
Barclays PLC	5,659,003	27,661,324
HSBC Holdings PLC	6,993,130	85,197,115
Lloyds Banking Group PLC	23,799,887	24,453,568
NatWest Group PLC	3,196,426	22,188,257
Standard Chartered PLC	798,793	14,319,943
		173,820,207
Capital Markets - 0.6%
3i Group PLC	385,167	21,046,361
London Stock Exchange Group PLC	188,591	22,988,318
Schroders PLC	286,806	1,480,992
		45,515,671
Financial Services - 0.1%
M&G PLC	903,848	3,122,633
Wise PLC Class A (c)	263,631	3,533,867
		6,656,500
Insurance - 0.3%
Admiral Group PLC	103,022	4,650,394
Aviva PLC	1,208,688	10,353,303
Legal & General Group PLC	2,323,632	7,861,000
Phoenix Group Holdings PLC	277,862	2,436,604
		25,301,301
TOTAL FINANCIALS		251,293,679

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	329,269	5,032,205
Pharmaceuticals - 1.2%
Astrazeneca PLC	613,571	89,514,899
Hikma Pharmaceuticals PLC	65,849	1,707,963
		91,222,862
TOTAL HEALTH CARE		96,255,067

Industrials - 2.2%
Aerospace & Defense - 1.1%
BAE Systems PLC	1,191,986	28,441,551
Melrose Industries PLC	504,618	3,413,423
Rolls-Royce Holdings PLC	3,354,623	47,612,100
		79,467,074
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	998,943	4,983,175
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,061,000	6,906,053
DCC PLC	39,160	2,461,713
Smiths Group PLC	132,812	4,125,365
		13,493,131
Machinery - 0.0%
Spirax Group PLC	29,128	2,440,788
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	491,795	2,471,685
Professional Services - 0.6%
Intertek Group PLC	63,359	4,133,548
RELX PLC	730,970	37,981,997
		42,115,545
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	170,933	11,463,213
Bunzl PLC	129,626	3,846,972
		15,310,185
TOTAL INDUSTRIALS		160,281,583

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	150,223	6,451,708
Software - 0.1%
Sage Group PLC/The	388,601	6,261,112
TOTAL INFORMATION TECHNOLOGY		12,712,820

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	52,490	1,810,662
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	280,030	2,135,720
Industrial REITs - 0.0%
Segro PLC	508,748	4,349,738
TOTAL REAL ESTATE		6,485,458

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	437,756	10,730,382
Multi-Utilities - 0.5%
Centrica PLC	1,988,859	4,323,362
National Grid PLC	1,938,669	27,242,340
		31,565,702
Water Utilities - 0.1%
Severn Trent PLC	106,913	3,740,246
United Utilities Group PLC	269,819	4,017,694
		7,757,940
TOTAL UTILITIES		50,054,024

TOTAL UNITED KINGDOM		846,771,984
UNITED STATES - 9.8%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (c)	60,751	38,062,932
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	797,854	7,068,297
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	1,036,716	90,585,218
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	161,033	2,812,470
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	6,337,909	33,972,988
Shell PLC	2,368,616	85,111,778
		119,084,766
TOTAL ENERGY		121,897,236

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	119,350	21,489,612
Health Care - 4.3%
Biotechnology - 0.4%
CSL Ltd	191,599	33,143,608
Health Care Equipment & Supplies - 0.2%
Alcon AG	197,728	17,483,318
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	85,516	4,274,480
Pharmaceuticals - 3.6%
GSK PLC	1,628,778	29,959,740
Haleon PLC	3,570,982	16,750,310
Novartis AG	752,284	85,675,428
Roche Holding AG	277,999	86,755,990
Roche Holding AG (b)	12,665	4,253,631
Sanofi SA	439,302	39,436,471
		262,831,570
TOTAL HEALTH CARE		317,732,976

Industrials - 1.2%
Construction & Engineering - 0.1%
Ferrovial SE	202,077	10,354,401
Electrical Equipment - 0.8%
Schneider Electric SE	216,385	55,999,015
Professional Services - 0.3%
Experian PLC	363,319	19,143,551
TOTAL INDUSTRIALS		85,496,967

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (c)	18,592	7,650,050
Monday.com Ltd (c)	16,073	4,215,787
		11,865,837
Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd	206,240	10,425,626
Holcim AG	206,240	16,447,627
James Hardie Industries PLC depository receipt (c)	226,162	5,936,175
		32,809,428
TOTAL UNITED STATES		727,008,503
TOTAL COMMON STOCKS (Cost $4,821,752,307)		7,260,166,403

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	22,147	1,948,637
Dr Ing hc F Porsche AG (d)(e)	45,060	2,284,835
Porsche Automobil Holding SE	60,591	2,431,766
Volkswagen AG	81,594	8,531,945
		15,197,183
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	66,972	5,165,034
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,370	2,219,512
TOTAL GERMANY		22,581,729
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $26,064,547)		22,581,729

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $3,815,052)	4.25	3,824,000	3,814,873

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	77,601,543	77,617,063
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	26,182,368	26,184,986
TOTAL MONEY MARKET FUNDS (Cost $103,802,049)			103,802,049

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,955,433,955)	7,390,365,054
NET OTHER ASSETS (LIABILITIES) - 0.1% (f)	9,351,769
NET ASSETS - 100.0%	7,399,716,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	896	Sep 2025	117,080,320	(587,103)	(587,103)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $89,667,870 or 1.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,667,870 or 1.2% of net assets.

(f)	Includes $183,627 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,814,872.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,594,444	1,549,671,143	1,514,648,524	2,772,654	-	-	77,617,063	77,601,543	0.1%
Fidelity Securities Lending Cash Central Fund	34,483,532	197,829,875	206,128,421	203,750	-	-	26,184,986	26,182,368	0.1%
Total	77,077,976	1,747,501,018	1,720,776,945	2,976,404	-	-	103,802,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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